Exhibit 99.3 Schedule 2

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value
398			Prepayment Penalty Total Term	12	0
431			Prepayment Penalty Total Term	60	0
418			Prepayment Penalty Total Term	60	0
864			Prepayment Penalty Total Term	36	0
418			Property Type	Townhouse	Single Family Attached
418			Property Value	xxx	xxx
1112			Qualifying Total Debt Income Ratio	42.49	40.568
698			Qualifying Total Debt Income Ratio	36.31	34.993